Summary of Significant Accounting Policies - Allowance For Mortgage Loans (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Balance at beginning of year	$ 949,693	$ 848,734	$ 812,809
Provision for losses on mortgage loans receivable	20,943	100,959	174,836
Charge-offs			(138,911)
Balance at end of year	$ 970,636	$ 949,693	$ 848,734